Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 168,522	$ 97,830
Accumulated amortization	53,609	50,214
Net book value	114,913	47,616
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	57,943	56,206
Accumulated amortization	41,184	38,931
Net book value	16,759	17,275
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	83,342	26,797
Accumulated amortization	10,967	10,104
Net book value	72,375	16,693
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	15,028	14,827
Accumulated amortization	1,458	1,179
Net book value	13,570	$ 13,648
Other
Finite-Lived Intangible Assets [Line Items]
Cost	12,209
Accumulated amortization	0
Net book value	$ 12,209